Warrants Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Warrants
Outstanding, January 1, 2021	1,757,200
Issued		1,757,200
Exercised
Weighted Average Exercise Price
Outstanding, January 1, 2021	$ 0.35
Issued		0.35
Exercised
Expired
Weighted-Average Remaining Contractual Term
Outstanding at January 1, 2021	10 months 24 days	1 year 2 months 12 days
[custom:ClassOfWarrantOrRightExpired]
Outstanding, June 30, 2021	1,757,200	1,757,200